Financial risks (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	1.00%
Foreign exchange risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	5.00%
Effect of variance on net earnings	$ 0.7	$ 3.6
Other price risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	10.00%
Effect of variance on other comprehensive income	$ 13.8	5.4
Credit risk [Member]
Disclosure of Financial Risks [Line Items]
Expected credit loss	$ 21.4	$ 34.2